Cash and cash equivalents	6 Months Ended
Dec. 31, 2024
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Cash and cash equivalents	Note 4. Cash and cash equivalents

	Consolidated
	December 2024	June 2024
	$	$
Current assets
Cash at bank and on hand	3,064,308	1,657,478